Finance Lease Liabilities (Details) - Schedule of maturity analysis of financial lease liabilities - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of maturity analysis of financial lease liabilities [Abstract]
Discount rate at commencement	4.90%	4.90%
One year	$ 83,459	$ 82,369
Two years	83,459	82,369
Three years	83,459	82,369
Four years	83,459	82,369
Five years	83,459	82,369
Beyond five years	146,053	185,330
Total undiscounted cash flows	563,348	597,175
Total financing lease liabilities	478,836	501,768
Difference between undiscounted cash flows and discounted cash flows	$ 84,512	$ 95,407